SUBSEQUENT EVENTS (Details) R$ in Thousands, $ in Millions												12 Months Ended
	Mar. 25, 2026 shares	Mar. 03, 2026 shares	Feb. 20, 2026 BRL (R$)	Feb. 19, 2026 series	Feb. 18, 2026 BRL (R$) shares	Feb. 18, 2026 USD ($) shares	Feb. 11, 2026 USD ($)	Feb. 06, 2026 USD ($)	Jan. 19, 2026 BRL (R$)	Jan. 14, 2026 BRL (R$)	Jan. 12, 2026 shares	Dec. 31, 2025 BRL (R$)	Jan. 06, 2026 BRL (R$)
Disclosure of subsequent events [Line Items]
Cost of issuing shares												R$ 4,745,197
Non adjusting events after reporting period
Disclosure of subsequent events [Line Items]
Substantial strengthening of shareholders’ equity													R$ 7,400,000
Warrants distributed free										R$ 1,200,000
Increase (decrease) through other changes, equity									R$ 1,000,000
Proceeds from non-current borrowings | $								$ 1,400
Cost of issuing shares					R$ 5,000,000		$ 100
Additional capital contributions | $						$ 200
Proceeds from existing creditors | $						100
Additional warrants were also issued | $						$ 25
Number of issuance warrants | series				3
Shareholders do not exercise their preemptive rights				12.50%
Share capital totaled			R$ 21,800,000
Reverse stock split at a ratio (in shares) | shares		0.00000666666666666667			0.0133333333333333	0.0133333333333333
Stockholders equity note, stock split, denominator (in shares) | shares	150,000
Non adjusting events after reporting period | Common shares
Disclosure of subsequent events [Line Items]
Stock conversion ratio | shares											75